OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Long-Term Liabilities [Line Items]
Unfavorable contract liabilities	$ 71,681	$ 87,449
Operating lease, liability, noncurrent, statement of financial position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Non-current portion of operating lease liability	$ 2,346	$ 2,910
Others	0	3
Other non-current liabilities	$ 74,027	$ 90,362